Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Lessor Disclosure [Abstract]
Summary of Future Minimum Fixed Time Charter Hire Receipts

We had the following future minimum fixed time charter hire receipts based on non-cancelable long-term fixed time charter contracts as of December 31, 2024:

Less than one year	4,176,000
Total lease receipts	4,176,000